Estimated Future Amortization Expense for Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
2015	$ 1,428
2016	1,193
2017	1,008
2018	843
2019	$ 613